Note 9 - Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	2023	2022
Non-interest bearing	$264,528	$299,112
NOW and money market accounts	546,329	515,337
Savings deposits	112,693	133,030
Time deposits, $250,000 or more	59,226	44,370
Other time deposits	187,301	134,553
Total	$1,170,077	$1,126,402

Time Deposit Maturities [Table Text Block]
Year Ending
December 31,	Amount
2024	$194,894
2025	16,844
2026	17,230
2027	13,312
2028 and thereafter	4,247
$246,527